OCM GOLD FUND

Schedule of Investments - August 31, 2022

(Unaudited)

Shares			Value
	Common Stocks	90.2%
	Major Gold Producers	29.4%
85,000	Agnico Eagle Mines Ltd.		$3,502,850
155,000	AngloGold Ashanti Ltd. ADR		2,089,400
100,000	B2Gold Corp.		305,000
300,000	B2Gold Corp.^		920,511
200,000	Barrick Gold Corp.		2,970,000
140,000	Endeavour Mining PLC		2,724,532
65,000	Newmont Corp.		2,688,400
			15,200,693
	Intermediate/Mid-Tier Gold Producers	16.3%
325,000	Alamos Gold, Inc.		2,336,750
130,000	Lundin Gold, Inc.		868,052
700,000	OceanaGold Corp.*		1,033,958
75,000	Pan American Silver Corp.		1,116,000
1,000,000	Perseus Mining Ltd.		1,077,660
150,000	SSR Mining, Inc.		2,023,500
			8,455,920
	Junior Gold Producers	25.4%
200,000	Argonaut Gold, Inc.*		70,809
400,489	Calibre Mining Corp.*		289,679
250,000	Dundee Precious Metals, Inc.		1,138,267
1,375,000	Emerald Resources N.L.*		1,100,753
225,000	Fortuna Silver Mines, Inc.*		520,786
150,000	i-80 Gold Corp.*		268,387
1,449,950	Jaguar Mining, Inc.		3,212,543
175,000	K92 Mining, Inc.*		902,048
1,000,000	Minera Alamos, Inc.*		376,885
450,000	Mineros S.A.		322,065
500,000	Orezone Gold Corp.*		517,740
4,100,000	Superior Gold, Inc.*		1,404,751
1,595,000	Thor Explorations Ltd.*		248,953
475,000	Wesdome Gold Mines Ltd.*		2,777,524
			13,151,190
	Exploration and Development Companies	5.6%
651,500	Apollo Silver Corp.*		84,327
500,000	Banyan Gold Corp.*		154,180
400,000	Benchmark Metals, Inc.*		126,390
450,000	Black Cat Syndicate Ltd.*		110,845
250,000	G Mining Ventures Corp.*		148,470
500,000	Galway Metals, Inc.*		135,146

Shares			Value
123,880	Integra Resources Corp.*		$70,740
500,000	Lahontan Gold Corp.*		39,021
1,000,000	Liberty Gold Corp.*		335,008
1,000,000	Maritime Resources Corp.*		34,262
616,500	Montage Gold Corp.*		283,982
257,945	Paramount Gold Nevada Corp.*		89,507
975,000	Rio2 Ltd.*		92,794
3,000,000	Royal Road Minerals Ltd.*		422,567
4,578,755	RTG Mining, Inc.*		195,807
148,500	Silver Mountain Resources, Inc.*		21,482
2,512,040	Sutter Gold Mining, Inc.*,#		—
1,210,500	Tajiri Resources Corp.*		36,866
530,000	West Vault Mining, Inc.*		391,427
450,000	Westhaven Gold Corp.*		133,623
			2,906,444
	Royalty/Streaming Companies	5.9%
100,000	Wheaton Precious Metals Corp.		3,052,383
	Primary Silver Producers	7.6%
625,000	Andean Precious Metals Corp.*		414,002
600,000	Aya Gold & Silver, Inc.*		3,503,883
			3,917,885
	Total Common Stocks
	(Cost $31,444,498)		46,684,515
	Warrants	2.3%
	Exploration and Development Companies	0.0%
641,000	Euro Sun Mining, Inc.
	Exercise Price 0.55 CAD, Exp. 6/5/2023*		—
225,000	Westhaven Gold Corp.
	Exercise Price 1.00 CAD, Exp. 3/3/2023*		10,278
400,000	Apollo Silver Corp.
	Exercise Price 1.25 CAD, Exp. 6/25/2023*		—
			10,278
	Primary Silver Producers	2.3%
350,000	Aya Gold & Silver, Inc.
	Exercise Price 3.30 CAD, Exp. 9/3/2023*		1,164,535
			1,164,535
	Total Warrants
	(Cost $0)		1,174,813
	Short-Term Investment	7.5%
3,906,870	UMB Money Market Fiduciary, 0.01%		3,906,870

		Value
Total Short-Term Investment
(Cost $3,906,870)		$3,906,870
Total Investments	100.0%
(Cost $35,351,368)		51,766,198
Liabilities less Other Assets	(0.0)%	(14,144)
TOTAL NET ASSETS	100.0%	$51,752,054

ADR – American Depository Receipt
CAD – Canadian Dollars

^	Denoted investment is a Canadian security traded on U.S. stock exchange.
*	Non-income producing security.
#	Level 3 security fair valued under procedures established by the Board of Trustees, represents 0.00% of Net Assets. The total value of this security is $0.